Investments - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 518
Carrying amount of interest at the end of the period	61,806	$ 518
Total for all joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	518
Group's share of profit (loss) for the period	920	(927)	$ 17,650
Group's share of other comprehensive income	0	0	159
Carrying amount of interest at the end of the period	16,806	518
Investments in equity accounted investees | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	(330)	597	70,995
Offset investment with shareholders loan, at beginning of period	848	826	1,451
Carrying amount of interest at the beginning of the period	518	1,423	72,446
Reversal prior year offset investment with shareholders loan	(848)	(826)	(1,451)
Group's share of profit (loss) for the period	920	(927)	17,650
Group's share of other comprehensive income			159
Dividends received from joint ventures			(3,021)
Reclassification of associate to joint venture (Note 23)			0
Capital increase/(decrease) in joint ventures	3,796
Movement equity to shareholders loan	0		(2,000)
Business combinations	12,399		(83,186)
Translation differences	(475)
Gross balance, at end of period	16,311	(330)	597
Offset investment with shareholders loan, at end of period	495	848	826
Carrying amount of interest at the end of the period	16,806	518	1,423
Shareholders loans | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	850	850	31,694
Offset investment with shareholders loan, at beginning of period	(848)	(826)	(1,451)
Carrying amount of interest at the beginning of the period	2	24	30,243
Reversal prior year offset investment with shareholders loan	848	826	1,451
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income			0
Dividends received from joint ventures			0
Reclassification of associate to joint venture (Note 23)			(32,844)
Capital increase/(decrease) in joint ventures	0
Movement equity to shareholders loan	4,485		2,000
Business combinations	11,638		0
Translation differences	(290)
Gross balance, at end of period	16,683	850	850
Offset investment with shareholders loan, at end of period	(495)	(848)	(826)
Carrying amount of interest at the end of the period	$ 16,188	$ 2	$ 24